FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Effectiveness of hedging relationships (Details) - Fair value hedges - Interest rate swaps - Fixed rate - Other operating income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Gains / (loss) recognized in OCI	$ (3,647)	$ 6,285	$ (5,459)
Hedge Ineffectiveness recognized in P&L	$ (3,012)	$ (6,133)	$ (3,746)